Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions			1 Months Ended	12 Months Ended
	Dec. 06, 2024	Mar. 13, 2024	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Foreign exchange reclassified reclassified to income statement				£ 43	£ 0	£ 0
ITC Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in associates				25.45%	29.02%	29.19%	29.38%
Gains (losses) on disposals of investments				£ (18)	£ (40)	£ 3
Number of shares held disposed (in shares)		436,851,457
Proportion of ownership interest in associate disposed (in percentage)		12.00%
Percentage of voting equity interest disposed (in percentage)		3.50%
Gains on disposals of investments		£ 1,361
Foreign exchange reclassified reclassified to income statement		£ 43
Share of loss of associates					£ 2
Organigram Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in associates	30.60%		35.09%	35.09%	18.79%
Amortisation of acquired intangibles						2
Impairment loss, net of tax					£ 34	59
Provided in the year					£ 36
Kamaran Industry & Investment Company
Disclosure of transactions between related parties [line items]
Provided in the year						£ 18